Long-Term Debt (Tables)	12 Months Ended
Apr. 30, 2018
Debt Instruments [Abstract]
Components Of Long-Term Debt
The components of long-term debt are as follows:

(in 000s)
As of April 30,	2018	2017
Senior Notes, 4.125%, due October 2020	$650,000	$650,000
Senior Notes, 5.500%, due November 2022	500,000	500,000
Senior Notes, 5.250%, due October 2025	350,000	350,000
Capital lease obligation, due over the next 5 years	5,628	6,610
Debt issuance costs and discounts	(9,993)	(12,612)
	1,495,635	1,493,998
Less: Current portion	(1,026)	(981)
	$1,494,609	$1,493,017